Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Trade Payables and Other Current Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Detailed Information Of Financial Position [Abstract]
Vendors	€ 3,352	€ 4,706
Vendors - accruals	14,287	16,204
Total trade and other payables	17,639	20,910
Social liabilities, taxation and social security	3,604	4,149
Fixed assets payables	33	86
Deferred revenue	120	148
Other payables	69	53
Total other current liabilities	€ 3,826	€ 4,436